Revenues - Schedule of Revenue is Disaggregated by Geographic Location of Customers (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Total Revenues	¥ 274,040,604	¥ 273,333,957	¥ 205,481,904
Chinese mainland [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Total Revenues	271,252,866	245,605,381	191,565,207
Hong Kong [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Total Revenues	2,787,738	3,971,123	5,260,144
The United States [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Total Revenues		¥ 23,757,453	¥ 8,656,553